Derivative Warrant Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 d $ / shares shares	Dec. 31, 2021 d $ / shares shares	Jul. 29, 2022 $ / shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	15,750,000	15,750,000
Number of fractional warrants to be issued | shares		0
Warrants exercisable term from the closing of the Business Combination	30 days	30 days
Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Threshold period for filling registration statement after business combination	15 days	15 days
Maximum threshold period for registration statement to become effective after business combination		60 days
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination		30 days
Public Warrants expiration term	5 years	5 years
Threshold trading days for calculating Market Value | d	20	20
Percentage of gross proceeds on total equity proceeds	60.00%
Number of trading days on which fair market value of shares is reported | d	10	10
Threshold issue price per share	$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	100.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Multiplier used in calculating warrant exercise price	0.361
Exercise price	$ 11.5		$ 7.32
Exercise price		$ 9.2
Newly issued price percentage		115.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Redemption Trigger Prices		$ 18
Minimum [Member]
Class of Warrant or Right [Line Items]
Redemption Trigger Prices		$ 10
Initial business combination
Class of Warrant or Right [Line Items]
Aggregate gross proceeds		60.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price		$ 11.5
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	18	18
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants | d	20	20
Threshold consecutive trading days for redemption of public warrants | d	30	30
Threshold number of business days before sending notice of redemption to warrant holders | d	3	3
Redemption Period	30 days	30 days
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10	$ 10
Redemption price per public warrant (in dollars per share)	$ 0.1	$ 0.1
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	8,750,000	8,750,000
Number of fractional warrants to be issued | shares	0
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	7,000,000	7,000,000
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days
Class A ordinary shares
Class of Warrant or Right [Line Items]
Maximum threshold period for registration statement to become effective after business combination	60 days
Exercise price		$ 0.361
Business Combination Issue Price		$ 9.2
Class A ordinary shares | Maximum [Member]
Class of Warrant or Right [Line Items]
Newly issued price percentage		180.00%
Redemption Trigger Prices		$ 18
Class A ordinary shares | Minimum [Member]
Class of Warrant or Right [Line Items]
Newly issued price percentage		100.00%
Redemption Trigger Prices		$ 10